Segments and Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Percentage of Revenue Earned by Geographical Area
During the years ended December 31, 2014, 2013 and 2012, the percentage of revenues earned by geographic area, based on drilling location, is as follows:

	Years Ended December 31,
	2014	2013	2012
Nigeria	60.2%	52.1%	63.6%
Gulf of Mexico	24.5%	26.1%	14.3%
Brazil	15.3%	21.8%	22.1%